SHORT-TERM BORROWINGS - Additional Information (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Short-term Debt [Line Items]
Interest expense due to third party	¥ 30,000	$ 4,646	¥ 0	¥ 81,096
Short Term Borrowings [Member]
Short-term Debt [Line Items]
Guaranteed or collateralized	0		0
Interest expense due to related party	¥ 433,281	$ 67,094	¥ 506,358	¥ 508,474